July 28, 2020

BY EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Versus Capital Multi-Manager Real Estate Income Fund LLC (File No. 333-236968) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus and Statement of Additional Information, dated July 28, 2020, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-2 registration statement for the Registrant  (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on July 27, 2020 via EDGAR (Accession Number: 0001140361-20-016758).

Please direct any questions or comments to the attention of Sarah Clinton of Ropes & Gray LLP at (617) 951-7375.

Very truly yours,

/s/ Steve Andersen
Steve Andersen
Secretary of the Registrant

cc:	Sarah Clinton, Ropes & Gray LLP